Provisions - Summary of Movements in Other Provisions (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of other provisions [line items]
Other provisions beginning balance	€ 1,402
Additions through business combinations	13
Distributed through demerger	(59)
Charges	568
Releases	(305)
Utilisation	(411)
Currency translation	(80)
Other provisions ending balance	1,128
Restructuring
Disclosure of other provisions [line items]
Other provisions beginning balance	466
Additions through business combinations	0
Distributed through demerger	(16)
Charges	261
Releases	(202)
Utilisation	(284)
Currency translation	(11)
Other provisions ending balance	214
Legal
Disclosure of other provisions [line items]
Other provisions beginning balance	282
Additions through business combinations	13
Distributed through demerger	(16)
Charges	132
Releases	(15)
Utilisation	(69)
Currency translation	(26)
Other provisions ending balance	301
Brazil indirect taxes
Disclosure of other provisions [line items]
Other provisions beginning balance	64
Additions through business combinations	0
Distributed through demerger	(4)
Charges	9
Releases	(5)
Utilisation	(4)
Currency translation	0
Other provisions ending balance	60
Other
Disclosure of other provisions [line items]
Other provisions beginning balance	590
Additions through business combinations	0
Distributed through demerger	(23)
Charges	166
Releases	(83)
Utilisation	(54)
Currency translation	(43)
Other provisions ending balance	€ 553